OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Other Long Term Liabilities [Abstract]
Summary of other long-term assets
The company’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2023	2022
Restricted cash	20	$37	$24
Long-term receivables		110	38
Due from related parties	27	9	9
Intangibles(1)		7	208
Other		21	30
		$184	$309
(1) Relates to certain power generating facilities that operate under service concession arrangements.